Document and Entity Information	Oct. 16, 2023
Prospectus:
Document Type	497
Document Period End Date	Oct. 16, 2023
Entity Registrant Name	INVESCO EXCHANGE-TRADED FUND TRUST II
Entity Central Index Key	0001378872
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 16, 2023
Document Effective Date	Oct. 16, 2023
Prospectus Date	Dec. 16, 2022
Invesco NASDAQ Next Gen 100 ETF | Invesco NASDAQ Next Gen 100 ETF
Prospectus:
Trading Symbol	QQQJ